STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of significant measurement estimates to determine fair value of stock-based compensation
The table below shows the weighted average fair value of stock options granted during 2017 and 2016 and the principal assumptions used in applying the Black-Scholes model for non-performance-based options and trinomial option pricing models for performance-based options to determine their fair value at the grant date.

	Years ended December 31
	2017	2016

Weighted average fair value	$8.52	$6.20

Risk-free interest rate	0.8%	0.5%
Dividend yield	3.2%	3.7%
Volatility of Class B Non-Voting Shares	21.2%	21.3%
Weighted average expected life	5.5 years	4.8 years
Weighted average time to vest	2.3 years	2.4 years
Weighted average time to expiry	9.9 years	9.9 years
Employee exit rate	3.9%	3.9%
Suboptimal exercise factor	1.4	1.5
Lattice steps	50	50

Disclosure of stock-based compensation expense
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2017	2016

Stock options	33	17
Restricted share units	51	45
Deferred share units	51	32
Equity derivative effect, net of interest receipt	(74)	(33)

Total stock-based compensation expense	61	61

Disclosure of number and weighted average exercise prices of share options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2017		Year ended December 31, 2016
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	3,732,524	$43.70	4,873,940	$41.47
Granted	993,740	$59.71	1,054,530	$49.95
Exercised	(1,603,557)	$42.10	(1,811,727)	$40.45
Forfeited	(484,817)	$50.74	(384,219)	$47.80

Outstanding, end of year	2,637,890	$49.42	3,732,524	$43.70

Exercisable, end of year	924,562	$42.32	1,770,784	$40.39

Disclosure of range of exercise prices of outstanding share options
Below is a summary of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life as at December 31, 2017.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$34.32 - $34.99	71,615	0.16	$34.32	71,615	$34.32
$35.00 - $39.99	400,247	1.16	$37.96	400,247	$37.96
$40.00 - $44.99	582,173	3.96	$44.21	107,756	$43.97
$45.00 - $49.99	774,136	5.58	$49.17	344,944	$48.53
$50.00 - $59.99	319,884	7.93	$56.70	—	—
$60.00 - $62.82	489,835	9.44	$62.82	—	—

	2,637,890	5.40	$49.42	924,562	$42.32

Disclosure of number and weighted average exercise prices of other equity instruments
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2017	2016

Outstanding, beginning of year	2,237,085	2,484,405
Granted and reinvested dividends	826,081	763,364
Exercised	(984,342)	(826,918)
Forfeited	(266,979)	(183,766)

Outstanding, end of year	1,811,845	2,237,085
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2017	2016

Outstanding, beginning of year	2,396,458	1,770,871
Granted and reinvested dividends	735,117	972,894
Exercised	(333,111)	(132,620)
Forfeited	(470,817)	(214,687)

Outstanding, end of year	2,327,647	2,396,458